Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | item	2
Revenue	$ 1,315.7	$ 1,300.0
Expenses
Costs of sales	176.9	178.3
Depletion and depreciation	286.2	299.6
Gross profit	852.6	822.1
Other operating expenses (income)
General and administrative expenses	22.5	19.6
Share-based compensation expense	10.1	11.2
Impairment reversals		(68.0)
Gain on sale of gold bullion	(0.7)	(1.4)
Foreign exchange (gain) loss and other (income) expenses	(3.6)	3.0
Income before finance items and income taxes	824.3	857.7
Finance items
Finance income	12.6	3.7
Finance expenses	(3.2)	(3.6)
Net income before income taxes	833.7	857.8
Operating Segments
Disclosure of operating segments [line items]
Revenue	1,315.7	1,300.0
Expenses
Costs of sales	176.9	178.3
Depletion and depreciation	285.6	297.4
Gross profit	853.2	824.3
Other operating expenses (income)
General and administrative expenses		(68.0)
Share-based compensation expense	22.5	19.6
Impairment reversals	10.1	11.2
Gain on sale of gold bullion	(0.7)	(1.4)
Depreciation	0.6	2.2
Foreign exchange (gain) loss and other (income) expenses	(3.6)	3.0
Income before finance items and income taxes	824.3	857.7
Finance items
Finance income	12.6	3.7
Finance expenses	(3.2)	(3.6)
Net income before income taxes	833.7	857.8
Operating Segments | Mining Segment
Disclosure of operating segments [line items]
Revenue	982.1	1,090.5
Expenses
Costs of sales	160.3	166.6
Depletion and depreciation	217.6	239.5
Gross profit	604.2	684.4
Operating Segments | Energy Segment
Disclosure of operating segments [line items]
Revenue	333.6	209.5
Expenses
Costs of sales	16.6	11.7
Depletion and depreciation	68.0	57.9
Gross profit	$ 249.0	$ 139.9